Related Party Transactions - Founder shares (Details)							1 Months Ended	3 Months Ended	9 Months Ended
	May 08, 2020 USD ($) shares	Mar. 05, 2020 $ / shares shares	Mar. 02, 2020 USD ($) shares	Feb. 10, 2020 shares	Jan. 24, 2020 USD ($) $ / shares shares	Jan. 15, 2020 USD ($) $ / shares shares	Feb. 29, 2020 shares	Mar. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares shares
Related Party Transactions
Capital contribution by sponsor | $					$ 25,000			$ 25,000
Percentage of issued and outstanding shares after the Proposed Offering collectively held by initial stockholders					20.00%
Number of founder shares outstanding		17,250,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		1 year			1 year
Price per share | $ / shares		$ 12.00			$ 12.00
Closing price of share for threshold trading days		20 days			20 days				20 days
Closing price of share for threshold consecutive trading days		30 days			30 days				30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days			150 days
Sponsor
Related Party Transactions
Capital contribution by sponsor | $									$ 25,000
Number of shares transferred to each initial stockholder			20,000	14,375,000
Number of shares held by sponsor	17,190,000	17,210,000	14,335,000
Aggregate purchase price | $	$ 80,000		$ 80,000
Sponsor | Subsequent event
Related Party Transactions
Number of shares held by sponsor			14,335,000
Laurence E. Paul
Related Party Transactions
Number of shares transferred to each initial stockholder	20,000
Messrs. Delman
Related Party Transactions
Number of shares received from sponsor			20,000
Messrs. Delman | Subsequent event
Related Party Transactions
Number of shares received from sponsor			20,000
Kazam
Related Party Transactions
Number of shares received from sponsor		20,000	20,000
Kazam | Subsequent event
Related Party Transactions
Number of shares received from sponsor			20,000
Class A common stock
Related Party Transactions
Percentage of issued and outstanding shares after the Proposed Offering collectively held by initial stockholders					20.00%
Number of founder shares outstanding					0				2,909,621
Price per share | $ / shares								$ 10.00	$ 10.00
Class B common stock
Related Party Transactions
Percentage of issued and outstanding shares after the Proposed Offering collectively held by initial stockholders					20.00%
Number of shares for forfeited					2,250,000
Number of founder shares outstanding					17,250,000				17,250,000
Price per share | $ / shares								$ 0.002
Class B common stock | Subsequent event
Related Party Transactions
Number of shares transferred to each initial stockholder							14,375,000
Stock split							1
Number of founder shares outstanding		17,250,000
Class B common stock | Sponsor
Related Party Transactions
Number of shares issued to sponsor						11,500,000
Capital contribution by sponsor | $						$ 25,000
Capital contribution by sponsor per share | $ / shares						$ 0.002
Class B common stock | Sponsor | Subsequent event
Related Party Transactions
Stock split		1
Number of shares held by sponsor		17,210,000